Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenue from continuing operations	$ 43,673	$ 45,277	$ 44,185	$ 57,385	$ 47,781	$ 50,375	$ 49,187	$ 47,736	$ 190,520	$ 195,079	$ 195,148
Income (loss) from continuing operations	34,907	(13,139)	(18,142)	10,392	(13,840)	(11,379)	(11,633)	(13,457)	14,018	(50,309)	(34,450)
Income (loss) from discontinued operations	175,564	108,148	98,314	74	(16,986)	41,746	150,306	(26,530)	382,100	148,536	(163,488)
(Income) loss attributable to common units of the Operating Partnership	(612)	(2,373)	(8,222)	(657)	3,985	(2,915)	(15,483)	5,205	11,864	9,208	(25,926)
Preferred stock dividends	(4,638)	(4,637)	(4,638)	(4,637)	(4,637)	(4,637)	(4,766)	(4,766)	(18,550)	(18,806)	(19,064)
Preferred stock redemption discount	0	0	0	0	0	2,780	0	0	0	2,780	0
Net income (loss) available to common stockholders	$ 205,221	$ 87,999	$ 67,312	$ 5,172	$ (31,478)	$ 25,595	$ 118,424	$ (39,548)	$ 365,704	$ 72,993	$ (191,076)
Net income (loss) available to common stockholders per share - basic	$ 3.56	$ 1.57	$ 1.32	$ 0.10	$ (0.62)	$ 0.51	$ 2.42	$ (0.81)	$ 6.77	$ 1.47	$ (3.92)
Weighted average number of common shares outstanding - basic	57,634,484	56,118,506	51,285,961	51,048,621	50,676,545	49,961,007	49,040,268	49,016,989	54,043,655	49,682,202	48,770,326
Net income (loss) available to common stockholders per share – diluted	$ 3.52	$ 1.57	$ 1.32	$ 0.10	$ (0.62)	$ 0.51	$ 2.42	$ (0.81)	$ 6.71	$ 1.47	$ (3.92)
Weighted average number of common and common equivalent shares – diluted	58,324,838	56,118,506	51,285,961	51,758,710	50,676,545	49,961,007	49,040,268	49,016,989	54,531,562	49,682,202	48,770,326